UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                    (Zip code)

Matthew J. Beck
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: August 31

Date of reporting period: November 30, 2017

ROUMELL OPPORTUNISTIC VALUE FUND

Schedule of Investments
(Unaudited)

As of November 30, 2017
		Shares	Cost	Value (Note 1)

COMMON STOCKS - 44.69%

Business Services - 7.27%
*	Rosetta Stone, Inc.	424,000	$3,440,297	$5,168,560
				5,168,560
Consumer Discretionary - 1.59%
	Aimia, Inc.	415,000	527,584	1,132,950
				1,132,950
Energy - 2.02%
*	Goodrich Petroleum Corp.	33,491	1,532,961	353,330
*	Sandridge Energy, Inc.	58,000	1,088,432	1,079,380
				1,432,710
Financials - 4.04%
*	Great Elm Capital Group, Inc.	363,799	1,234,738	1,546,146
*	Hallmark Financial Services, Inc.	118,560	1,230,406	1,324,315
				2,870,461
Health Care - 1.96%
*	Paratek Pharmaceuticals, Inc.	74,031	1,055,562	1,395,484
				1,395,484
Industrials - 1.52%
*	Tidewater, Inc.	42,000	1,048,280	1,082,760
				1,082,760
Information Technology - 20.95%
*	Edgewater Technology, Inc.	322,965	2,230,323	2,021,761
*	GSI Technology, Inc.	213,610	1,113,111	1,702,472
*	Liquidity Services, Inc.	686,000	4,566,194	3,944,500
	Marchex, Inc.	1,078,050	3,055,062	3,557,565
*	Seachange International, Inc.	1,011,000	2,588,545	2,709,480
*	The Rubicon Project, Inc.	530,210	3,075,244	954,378
				14,890,156
Materials - 3.20%
*	Colossus Minerals, Inc.	1,258,344	1,670,962	126
*	Sandstorm Gold Ltd.	519,700	1,844,581	2,276,286
				2,276,412
Real Estate - 2.14%
*	Five Point Holdings LLC	108,400	1,594,331	1,517,600
				1,517,600

	Total Common Stocks (Cost $32,896,613)			31,767,093

CLOSED-END FUND - 4.30%
	Medley Capital Corp.	525,000	3,219,085	3,055,500

	Total Closed-End Fund (Cost $3,219,085)			3,055,500

				(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2017
					Value (Note 1)

PREFERRED STOCKS - 13.67%	Interest	Maturity Date	Shares	Cost
	Rate
Eagle Point Credit Co., Inc.	6.750%	9/30/2027	52,790	$1,320,106	$1,356,703
Great Elm Capital Group, Inc.	6.500%	9/18/2022	66,990	1,674,958	1,698,197
MVC Capital, Inc.	6.250%	11/30/2022	82,000	2,050,000	2,082,800
Oxford Lane Capital Corp.	6.750%	6/30/2024	48,450	1,211,529	1,230,145
Rivernorth Marketplace Lending -
Class A	5.875%	10/31/2024	49,700	1,242,500	1,254,925
TICC Capital Corp.	6.500%	3/30/2024	81,070	2,029,003	2,095,660

	Total Preferred Stocks (Cost $9,528,096)				9,718,430

CONVERTIBLE BOND - 0.00%		Par	Interest Rate	Maturity Date
BPZ Resources, Inc. (b)		$1,673,000	8.500%	10/1/2027	2,091

	Total Convertible Bond (Cost $1,570)				2,091

CORPORATE BOND - 2.50%		Par	Interest Rate	Maturity Date
*	CSI Compressco Finance, Inc.	1,873,000	7.250%	8/15/2022	1,774,667

	Total Corporate Bond (Cost $1,422,810)				1,774,667

U.S. TREASURY SECURITIES - 20.97%		Par	Interest Rate	Maturity Date
* United States Treasury Bill		7,000,000	0.000%	1/11/2018	6,991,016
	United States Treasury Note (a)	5,500,000	1.000%	3/15/2019	5,448,437
United States Treasury Note		2,500,000	1.750%	3/31/2022	2,464,258

	Total U.S. Treasury Securities (Cost $14,967,269)				14,903,711
			Strike	Exercise
		Shares	Price	Date
WARRANTS - 0.01%
* Colossus Minerals, Inc. (c)		629,970	$1.00	3/17/2019	6,300

Warrants (Cost $490)					6,300

SHORT-TERM INVESTMENT - 13.38%				Shares
	Federated Treasury Obligations Fund - Institutional
Class Shares, 0.90% §				9,506,266	9,506,266

	Total Short-Term Investment (Cost $9,506,266)				9,506,266

					(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2017
		Value (Note 1)

Total Value of Investments (Cost $71,542,199) - 99.52%		$70,734,058

Total Value of Options Written (Premiums Received $180,398) - (0.07)%		(49,125)

Other Assets Less Liabilities - 0.55%		388,957

	Net Assets - 100%	$71,073,890

*	Non-income producing investment
§	Represents 7 day effective yield

(a)	All or a portion of this security is held in a margin account at the broker for options written.

(b)
 The Fund was issued the escrow security, cusip 055ESC206, as a result of a confirmed Plan of Liquidation for BPZ Resources, Inc., interest rate of 8.500% and original maturity date of October 1, 2017.  On January 4, 2016, the Fund received a distribution totaling $61,934 and the escrow security.  On April 5, 2016, an additional distribution was made to holders totaling $159,539.   On October 18, 2016, an additional distribution  was made to holders totaling $28,050.  The escrow security was established for possible future distributions.  As of November 30, 2017, no additional distributions had been made. The security is valued at its closing market price via the primary pricing source established by the Fund's Administrator and approved by the Fund's Board of Trustees.  The maturity date of the security is a placeholder and is subject to change until all distributions have  been made to the holders of the escrow security as determined by BPZ Resources, Inc.

(c)
 Security is fair valued using the pricing policies approved by the Fund's Board of Trustees. In determining the price of the security, the Board of Trustees considered the issuer, terms, and the size of the Fund's investment in the security.  As of November 30, 2017, the security represents 0.01% of net assets and is not considered a material portion of the Fund.

		(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Schedule of Investments - Schedule of Options Written
(Unaudited)

As of November 30, 2017
	Number of Contracts	Exercise Price	Expiration Date	Value (Note 1)

PUT OPTIONS WRITTEN - 0.07%
* DSW, Inc.	1,350	$15.00	4/20/2018	$43,875
* Foot Locker, Inc.	700	28.00	2/16/2018	5,250

	Total Put Options Written (Premiums Received $180,398)			49,125

Total Options Written (Premiums Received $180,398)				$49,125

				Continued

ROUMELL OPPORTUNISTIC VALUE FUND

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2017

Summary of Investments
by Sector	% of Net
	Assets	Value
Business Services	7.27%	$5,168,560
Consumer Discretionary	1.59%	1,132,950
Energy	2.02%	1,432,710
Financials	4.04%	2,870,461
Health Care	1.96%	1,395,484
Industrials	1.52%	1,082,760
Information Technology	20.95%	14,890,156
Materials	3.20%	2,276,412
Real Estate	2.14%	1,517,600
Closed-End Fund	4.30%	3,055,500
Preferred Stocks	13.67%	9,718,430
Convertible Bond	0.00%	2,091
Corporate Bond	2.50%	1,774,667
U.S. Treasury Securities	20.97%	14,903,711
Warrants	0.01%	6,300
Short-Term Investment	13.38%	9,506,266
Put Options Written	-0.07%	(49,125)
Other Assets Less Liabilities	0.55%	388,957
Total	100.00%	$71,073,890

Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$5,437,647
Aggregate gross unrealized depreciation			(6,114,515)

Net unrealized depreciation			$(676,868)

			(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2017

Note 1 - Investment Valuation

The Roumell Opportunistic Value Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2017

Note 1 - Investment Valuation - Continued
Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Options are valued at the mean between their bid and ask prices as reported on their primary exchange as of 4:00 p.m. Eastern Time (the "Valuation Time").  An option may be valued using Fair Valuation when (i) the option does not trade on the valuation date; and (ii) reliable last quoted bid and ask prices as of the Valuation Time are not readily available.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of November 30, 2017:

Assets	Total	Level 1	Level 2	Level 3 (a)
Common Stocks	$31,767,093	$31,767,093	$-	$-
Closed-End Fund	3,055,500	3,055,500	-	-
Preferred Stocks	9,718,430	9,718,430	-	-
Convertible Bond	2,091	-	2,091	-
Corporate Bond	1,774,667	-	1,774,667	-
U.S. Treasury Securities	14,903,711	-	14,903,711	-
Warrants	6,300	-	-	6,300
Short-Term Investment	9,506,266	9,506,266	-	-
Put Options Written	(49,125)	-	(49,125)	-
Total	$70,684,933	$54,047,289	$16,631,344	$6,300

(a)	At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund, and hence, reconciliation is not provided.

ITEM 2.  CONTROLS AND PROCEDURES
(a)
The Principal Executive Officers and Principal Financial Officers have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Starboard Investment Trust
By: (Signature and Title)	/s/ Katherine M. Honey
Date: January 16, 2018	Katherine M. Honey President and Principal Executive Officer Roumell Opportunistic Value Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Katherine M. Honey
Date: January 16, 2018	Katherine M. Honey President and Principal Executive Officer Roumell Opportunistic Value Fund

By: (Signature and Title)	/s/ Ashley E. Harris
Date: January 12, 2018	Ashley E. Harris Treasurer and Principal Financial Officer Roumell Opportunistic Value Fund